Note 32 - Capital Base and Capital Management - Leverage Ratio (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Base And Capital Management
Tier 1 eligible capital resources capital base	€ 49,701,000,000	€ 45,947,000,000	€ 46,980,000,000
Exposure (thousand of euros)	€ 731,087,000,000	€ 705,299,000,000	€ 709,758,000,000
Leverage Ratio	6.80%	6.51%	6.62%